Business Acquisitions Business Acquisitions - Desert Sunlight/Spring Canyon/Fuel Cell (Details)		Jun. 30, 2015	Jun. 29, 2015 USD ($)	May 08, 2015	Apr. 30, 2015	Dec. 31, 2016 MW	May 07, 2015
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1],[2]					4,997
Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]					921
Wind Farms [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]					1,999
Wind Farms [Member] | Spring Canyon [Member]
Business Acquisition [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							90.10%
Wind Farms [Member] | Spring Canyon II [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts						32
Wind Farms [Member] | Spring Canyon III [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts						28
Thermal [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts	[1]					1,442
Desert Sunlight [Member]
Business Acquisition [Line Items]
Number of Facilities | $			2
Power Generation Capacity, Megawatts						550
Payments to Acquire Equity Method Investments | $			$ 285,000,000
Desert Sunlight [Member] | Utility-Scale Solar [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage						25.00%
Supply Commitment [Member] | Spring Canyon [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)				24 years
Supply Commitment [Member] | UB Fuel Cell [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)					12 years
Supply Commitment [Member] | Southern California Edison [Member] | Desert Sunlight [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)		20 years
Supply Commitment [Member] | Pacific Gas and Electric [Member] | Desert Sunlight [Member]
Business Acquisition [Line Items]
Weighted average remaining amortization period (in years)		25 years
UB Fuel Cell [Member] | Thermal [Member]
Business Acquisition [Line Items]
Power Generation Capacity, Megawatts						1.4

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[2]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.